Document and Entity Information	Mar. 12, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 12, 2021
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 12, 2021
Document Effective Date	Mar. 12, 2021
Prospectus Date	Nov. 27, 2020
PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX